FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02354

BlackRock Liquidity Funds

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE 19809

(Address of principal executive offices) (Zip Code)

Brian Kindelan

100 Bellevue Parkway Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-441-7762

Date of fiscal year-end: October 31

Date of reporting period: 7/1/2004 - 6/30/2005

======================= CALIFORNIA MONEY FUND PORTFOLIO ========================

ITEM 1 PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2005 with respect to which the registrant was entitled to vote.

========================= FEDERAL TRUST FUND PORTFOLIO =========================

ITEM 1 PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2005 with respect to which the registrant was entitled to vote.

============================== FEDFUND PORTFOLIO ===============================

ITEM 1 PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2005 with respect to which the registrant was entitled to vote.

============================== MUNICASH PORTFOLIO ==============================

ITEM 1 PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2005 with respect to which the registrant was entitled to vote.

============================== MUNIFUND PORTFOLIO ==============================

ITEM 1 PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2005 with respect to which the registrant was entitled to vote.

======================== NEW YORK MONEY FUND PORTFOLIO =========================

ITEM 1 PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2005 with respect to which the registrant was entitled to vote.

=============================== T-FUND PORTFOLIO ===============================

ITEM 1 PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2005 with respect to which the registrant was entitled to vote.

============================== TEMPCASH PORTFOLIO ==============================

ITEM 1 PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2005 with respect to which the registrant was entitled to vote.

============================== TEMPFUND PORTFOLIO ==============================

ITEM 1 PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2005 with respect to which the registrant was entitled to vote.

=========================== TREASURY TRUST PORTFOLIO ===========================

ITEM 1 PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2005 with respect to which the registrant was entitled to vote.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By	/s/ Ralph Schlosstein
Ralph Schlosstein, Principal Executive Officer

Date August 25, 2005